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                                                                LINCOLN
                                                      [LOGO]    FINANCIAL GROUP
                                                                LINCOLN LIFE




JEREMY SACHS, ESQUIRE
SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1465
FACSIMILE:  860 466 1778

October 19, 2001                                                   VIA EDGAR


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Lincoln Life & Annuity Flexible Premium Variable Life
      Account M ("Separate Account")
      Lincoln Life & Annuity Company of New York ("LLANY")
      Registration Numbers:  333-52194;   811-08559;  CIK: 0001051629

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933, for our New York VUL-DB product. I am representing LLANY in these matters.

LLANY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered through Prospectus number 2 (CFL) under Registration Number 333-52194, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on September 18, 2001.

Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel